LOANS - Schedule of Past Due Aggregate Carrying Value of Loans Held (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Financing Receivable, Held-for-Sale		$ 389,107		$ 253,860
Carrying Value	$ 389,032	395,922	$ 468,142	255,516	$ 245,890
Loans Held For Investment		0		67,985
Carrying Value	0	0	$ 53,529	61,337	$ 117,364
Current
Financing Receivable, Past Due [Line Items]
Financing Receivable, Held-for-Sale		373,876		243,284
Carrying Value		383,551		249,171
Loans Held For Investment		0		64,685
Carrying Value		0		59,164
30 to 59 days
Financing Receivable, Past Due [Line Items]
Financing Receivable, Held-for-Sale		3,535		2,027
Carrying Value		3,170		1,279
Loans Held For Investment		0		886
Carrying Value		0		694
60 to 89 days
Financing Receivable, Past Due [Line Items]
Financing Receivable, Held-for-Sale		2,440		1,309
Carrying Value		2,125		805
Loans Held For Investment		0		257
Carrying Value		0		159
90 days or more
Financing Receivable, Past Due [Line Items]
Financing Receivable, Held-for-Sale		8,548		6,510
Carrying Value		6,411		3,656
Loans Held For Investment		0		1,619
Carrying Value		0		842
Forbearance
Financing Receivable, Past Due [Line Items]
Financing Receivable, Held-for-Sale		708		730
Carrying Value		665		605
Loans Held For Investment		0		539
Carrying Value		0		479
Loans Held for Sale
Financing Receivable, Past Due [Line Items]
Financing Receivable, Held-for-Sale	377,872	389,107		255,516
Carrying Value	389,032	395,922
Carrying Value Over (Under) UPB	11,160	6,815		1,655
Loans Held for Sale | Current
Financing Receivable, Past Due [Line Items]
Financing Receivable, Held-for-Sale	360,044	373,876
Carrying Value	371,990	383,551
Carrying Value Over (Under) UPB	11,946	9,675		5,886
Loans Held for Sale | 30 to 59 days
Financing Receivable, Past Due [Line Items]
Financing Receivable, Held-for-Sale	3,998	3,535
Carrying Value	3,800	3,170
Carrying Value Over (Under) UPB	(198)	(365)		(748)
Loans Held for Sale | 60 to 89 days
Financing Receivable, Past Due [Line Items]
Financing Receivable, Held-for-Sale	2,362	2,440
Carrying Value	2,332	2,125
Carrying Value Over (Under) UPB	(30)	(315)		(504)
Loans Held for Sale | 90 days or more
Financing Receivable, Past Due [Line Items]
Financing Receivable, Held-for-Sale	11,088	8,548
Carrying Value	10,557	6,411
Carrying Value Over (Under) UPB	(531)	(2,137)		(2,854)
Loans Held for Sale | Forbearance
Financing Receivable, Past Due [Line Items]
Financing Receivable, Held-for-Sale	380	708
Carrying Value	353	665
Carrying Value Over (Under) UPB	$ (27)	(43)		(125)
Loans Held forInvestment
Financing Receivable, Past Due [Line Items]
Carrying Value Over (Under) UPB		0		(6,648)
Loans Held forInvestment | Current
Financing Receivable, Past Due [Line Items]
Carrying Value Over (Under) UPB		0		(5,521)
Loans Held forInvestment | 30 to 59 days
Financing Receivable, Past Due [Line Items]
Carrying Value Over (Under) UPB		0		(192)
Loans Held forInvestment | 60 to 89 days
Financing Receivable, Past Due [Line Items]
Carrying Value Over (Under) UPB		0		(98)
Loans Held forInvestment | 90 days or more
Financing Receivable, Past Due [Line Items]
Carrying Value Over (Under) UPB		0		(777)
Loans Held forInvestment | Forbearance
Financing Receivable, Past Due [Line Items]
Carrying Value Over (Under) UPB		$ 0		$ (60)